UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.87%

Aerospace & Defense 1.61%

Textron, Inc.	653,073	$35,188

Airlines 1.43%

Alaska Air Group, Inc.	409,236	31,212

Banks 7.09%

CIT Group, Inc.	727,784	35,698
Citizens Financial Group, Inc.	1,128,600	42,740
East West Bancorp, Inc.	494,000	29,531
KeyCorp	2,500,800	47,065
Total		155,034

Beverages 3.21%

Coca-Cola European Partners plc (United Kingdom)(a)	525,012	21,851
Molson Coors Brewing Co. Class B	593,221	48,431
Total		70,282

Capital Markets 2.80%

E*TRADE Financial Corp.*	957,200	41,743
OM Asset Management plc (United Kingdom)(a)	1,299,716	19,392
Total		61,135

Chemicals 3.33%

Axalta Coating Systems Ltd.*	742,400	21,470
Eastman Chemical Co.	352,839	31,929
FMC Corp.	216,998	19,380
Total		72,779

Communications Equipment 0.80%

Juniper Networks, Inc.	624,800	17,388

Containers & Packaging 1.30%

Graphic Packaging Holding Co.	1,226,664	17,112
Packaging Corp. of America	99,047	11,359
Total		28,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2017

Investments	Shares	Fair Value (000)
Electric: Utilities 6.41%

Edison International	478,800	$36,949
FirstEnergy Corp.	1,319,275	40,673
Great Plains Energy, Inc.	1,182,695	35,836
PPL Corp.	702,800	26,671
Total		140,129

Electrical Equipment 2.75%

AMETEK, Inc.	361,656	23,884
Hubbell, Inc.	313,020	36,316
Total		60,200

Electronic Equipment, Instruments & Components 0.79%

Flex Ltd.*	1,048,700	17,377

Energy Equipment & Services 1.26%

Patterson-UTI Energy, Inc.	1,318,204	27,603

Equity Real Estate Investment Trusts 10.92%

Alexandria Real Estate Equities, Inc.	236,611	28,150
Apartment Investment & Management Co. Class A	449,600	19,719
Brixmor Property Group, Inc.	1,093,211	20,552
Duke Realty Corp.	952,399	27,448
Healthcare Trust of America, Inc. Class A	877,734	26,157
Highwoods Properties, Inc.	703,200	36,630
Invitation Homes, Inc.	808,800	18,319
UDR, Inc.	989,668	37,637
Vornado Realty Trust	313,951	24,137
Total		238,749

Food Products 1.54%

B&G Foods, Inc.	509,799	16,237
Bunge Ltd.	249,540	17,333
Total		33,570

Health Care Equipment & Supplies 2.96%

DENTSPLY SIRONA, Inc.	536,691	32,099
Zimmer Biomet Holdings, Inc.	277,800	32,528
Total		64,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2017

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.22%

Envision Healthcare Corp.*	550,800	$24,758
HealthSouth Corp.	510,972	23,684
Total		48,442

Hotels, Restaurants & Leisure 2.14%

Aramark	585,700	23,785
MGM Resorts International	705,422	22,990
Total		46,775

Household Durables 4.91%

Lennar Corp. Class A	432,800	22,852
Newell Brands, Inc.	1,413,609	60,319
Whirlpool Corp.	131,400	24,235
Total		107,406

Information Technology Services 2.64%

Conduent, Inc.*	2,130,249	33,381
CSRA, Inc.	756,331	24,407
Total		57,788

Insurance 8.41%

Allstate Corp. (The)	194,170	17,846
Brown & Brown, Inc.	323,751	15,602
Hanover Insurance Group, Inc. (The)	329,747	31,962
Hartford Financial Services Group, Inc. (The)	544,134	30,161
Lincoln National Corp.	306,900	22,551
RenaissanceRe Holdings Ltd.	127,471	17,226
XL Group Ltd.	1,228,300	48,457
Total		183,805

Life Sciences Tools & Services 1.45%

Agilent Technologies, Inc.	139,700	8,969
PerkinElmer, Inc.	328,500	22,656
Total		31,625

Machinery 5.83%

Ingersoll-Rand plc	200,200	17,852
ITT, Inc.	509,204	22,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2017

Investments	Shares	Fair Value (000)
Machinery (continued)

Kennametal, Inc.	498,195	$20,097
Parker-Hannifin Corp.	155,904	27,286
Pentair plc (United Kingdom)(a)	584,124	39,697
Total		127,475

Metals & Mining 2.61%

Alcoa Corp.*	355,300	16,564
Freeport-McMoRan, Inc.*	1,375,460	19,312
Steel Dynamics, Inc.	615,900	21,230
Total		57,106

Multi-Line Retail 1.00%

Dollar Tree, Inc.*	252,943	21,960

Multi-Utilities 0.81%

SCANA Corp.	366,858	17,789

Oil, Gas & Consumable Fuels 7.84%

Cabot Oil & Gas Corp.	712,700	19,065
Cimarex Energy Co.	334,831	38,060
Concho Resources, Inc.*	187,800	24,737
Hess Corp.	503,900	23,628
Noble Energy, Inc.	1,217,904	34,540
Williams Cos., Inc. (The)	1,047,500	31,435
Total		171,465

Road & Rail 2.24%

Kansas City Southern	451,159	49,032

Semiconductors & Semiconductor Equipment 3.99%

Maxim Integrated Products, Inc.	298,182	14,226
Qorvo, Inc.*	335,947	23,745
Skyworks Solutions, Inc.	111,371	11,349
Teradyne, Inc.	704,345	26,265
Tower Semiconductor Ltd. (Israel)*(a)	377,400	11,605
Total		87,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2017

Investments	Shares	Fair Value (000)
Specialty Retail 0.65%

Advance Auto Parts, Inc.	142,400	$14,126

Technology Hardware, Storage & Peripherals 1.46%

NetApp, Inc.	443,341	19,401
Western Digital Corp.	146,100	12,623
Total		32,024

Thrifts & Mortgage Finance 1.47%

Astoria Financial Corp.	1,491,471	32,066

Total Common Stocks (cost $1,946,969,188)		2,139,818

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.71%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $57,565,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $60,443,480; proceeds: $59,254,215 (cost $59,253,623)	$59,254	59,254

Total Investments in Securities 100.58% (cost $2,006,222,811)		2,199,072

Liabilities in Excess of Other Assets (0.58)%		(12,591)

Net Assets 100.00%		$2,186,481

(a)	Foreign security traded in U.S. dollars.
*	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,139,818	$—	$—	$2,139,818
Repurchase Agreement	—	59,254	—	59,254
Total	$2,139,818	$59,254	$—	$2,199,072

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b) Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of September 30, 2017, the aggregate unrealized security gains and losses on investments and other instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,013,653,006
Gross unrealized gain	236,907,582
Gross unrealized loss	(51,488,181)
Net unrealized gain	$185,419,401

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of certain distribution and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017